Financial Liabilities at Fair Value Through Profit or Loss - Non-trading Derivatives by Type (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of liabilities [line items]
Non-trading derivatives by type	€ 2,299	€ 2,331
Fair value hedges [member]
Disclosure of fair value measurement of liabilities [line items]
Non-trading derivatives by type	1,035	317
Cash flow hedges [member]
Disclosure of fair value measurement of liabilities [line items]
Non-trading derivatives by type	458	339
Hedges of net investments in foreign operations [member]
Disclosure of fair value measurement of liabilities [line items]
Non-trading derivatives by type	17	71
Other non-trading derivatives [member]
Disclosure of fair value measurement of liabilities [line items]
Non-trading derivatives by type	€ 791	€ 1,604